Annual Total Returns - Fidelity Advisor® Real Estate Fund [BarChart] - 07.31 Fidelity Advisor Real Estate Fund AMCIZ PRO-11 - Fidelity Advisor® Real Estate Fund - Fidelity Advisor Real Estate Fund-Class A
Sep. 29, 2020
Bar Chart Table:
Annual Return 2010	28.98%
Annual Return 2011	7.46%
Annual Return 2012	18.11%
Annual Return 2013	1.43%
Annual Return 2014	29.52%
Annual Return 2015	3.29%
Annual Return 2016	5.26%
Annual Return 2017	3.58%
Annual Return 2018	(6.66%)
Annual Return 2019	22.72%